Ordinary Shares (Details)	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 01, 2017 $ / shares shares
Class of Stock
Ordinary shares, shares authorized (in shares)			1,000,000,000
Ordinary shares issued (in shares)	430,463,797	430,463,797	1
Ordinary shares, shares outstanding (in shares)	424,447,980	423,677,480	1
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of Class A ordinary shares issued during conversion	1
Common Class A [Member]
Class of Stock
Ordinary shares issued (in shares)	333,992,002	333,992,002
Ordinary shares, shares outstanding (in shares)	327,976,185	327,205,685
Number of votes per share | Vote	1
Common Class B [Member]
Class of Stock
Ordinary shares issued (in shares)	96,471,795	96,471,795
Ordinary shares, shares outstanding (in shares)	96,471,795	96,471,795
Number of votes per share | Vote	10